Discontinued operations and assets and liabilities of disposal groups (Tables)	12 Months Ended
Dec. 31, 2023
Discontinued operations and assets and liabilities of disposal groups
Schedule of profit/(loss) net of tax and operating cash flows attributable to discontinued operations

	2023	2022	2021
	£m	£m	£m
Interest receivable	22	177	339
Net interest income	22	177	339
Non-interest income (1)	(16)	(472)	13
Total income	6	(295)	352
Operating expenses	(124)	(38)	(47)
(Loss)/profit before impairment releases	(118)	(333)	305
Impairment releases	6	71	162
Operating (loss)/profit before tax	(112)	(262)	467
Tax charge	—	—	(3)
(Loss)/profit from discontinued operations, net of tax	(112)	(262)	464

(1)	Excludes gain of £20 million (€24 million) recognised by NatWest Group as a result of acquisition of PTSB shares in relation to disposal of UBIDAC assets to PTSB in 2022.

	2023	2022	2021
	£m	£m	£m
Net cash flows from operating activities	362	1,090	2,212
Net cash flows from investing activities	5,473	6,164	—
Net increase in cash and cash equivalents	5,835	7,254	2,212

Schedule of assets and liabilities of disposal groups

	2023	2022
	£m	£m
Assets of disposal groups
Loans to customers - amortised cost	32	1,458
Other financial assets - loans to customers	841	5,397
Other assets	29	6
	902	6,861
Liabilities of disposal groups
Other liabilities	3	15
	3	15

Net assets of disposal groups	899	6,846